Commitments, contingencies and litigations (Details) - EUR (€) € in Thousands	Jul. 03, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		€ 8,774
Total financial liabilities		42,251	€ 44,251	€ 19,087	€ 18,723
Provisions		1,740	€ 900	€ 897
Loan agreement with Société Générale
Disclosure of contingent liabilities [table]
Loan agreement, collateral	€ 15,200
Security interest on pledge of financial instruments will be released in 2024	4,200
Security interest on pledge of financial instruments will be released in 2027	5,000
Security interest on pledge of financial instruments will be released in 2031	€ 6,000
Total financial liabilities		11,338			€ 1,300	€ 1,300
Provision for taxes other than income tax [member]
Disclosure of contingent liabilities [table]
Provisions		1,270
Preclinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		7,421
Clinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		€ 1,353